Derivative Financial Instruments (Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 46,697	¥ (53,252)	¥ (102,150)
Ineffective portion recorded in income	696	(2,678)	(7,316)
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	46,697	(53,252)	(102,150)
Ineffective portion recorded in income	¥ 696	¥ (2,678)	¥ (7,316)